CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Installment Loans, fair value	¥ 16,026	¥ 19,397
Investment in securities, measured at fair value	¥ 5,800
Common stock, authorized	2,590,000,000	2,590,000,000
Common stock, shares issued	1,248,714,760	1,102,544,220
Treasury stock, shares	27,281,710	27,327,010